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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2006

Date of Reporting Period: February 28, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MUNICIPAL BONDS & NOTES—91.2%
	Alabama—4.0%
$10,000	Birmingham Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	$10,006,900
	Birmingham Waterworks & Sewer Board Rev., Ser. B (MBIA),
1,145	5.00%, 1/1/27	Aaa/AAA	1,193,983
10,000	5.00%, 1/1/37	Aaa/AAA	10,332,100
15,000	Daphne Special Care Facs. Financing Auth. Rev.,
	zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	13,460,250
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,880,060
16,580	Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B (FGIC)
	(Pre-refunded @ $100, 8/1/12) (a)	Aaa/AAA	17,603,981

			54,477,274

	Alaska—0.3%
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,604,883

	Arizona—0.1%
1,300	Health Fac. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,373,827

	California—2.3%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,204,120
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
	Tobacco Settlement Rev., Ser. 2003-A-1
3,300	6.25%, 6/1/33	Baa3/BBB	3,614,952
9,000	6.75%, 6/1/39	Baa3/BBB	10,132,650
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,062,480
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	2,992,400
	Univ. of California Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	Aaa/AAA	4,511,069
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,935,177

			31,452,848

	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	14,184,000
5,000	Denver City & Cnty., CP,
	5.50%, 12/1/25, Ser. B (AMBAC) (Pre-refunded @ $101, 12/1/10) (a)	Aaa/AAA	5,471,200
	Health Fac. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,816,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,239,287
6,500	Retirement Fac. Rev., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	3,102,645

			68,813,132

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28 (AMBAC)	Aaa/AAA	17,642,975

	Florida—3.9%
6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	6,643,880
	Highlands Cnty. Health Facs. Auth. Rev.,
2,830	Adventist, 5.00%, 11/15/31, Ser. C	A2/A+	2,882,072
8,000	Adventist/Sunbelt, 6.00%, 11/15/31, Ser. A	A2/A+	8,696,720

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	$2,453,034
635	Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
	5.625%, 8/15/23	Baa2/BBB	655,238
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,484,258
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32	A1/NR	12,248,305
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	3,111,570
	Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A+	2,731,560
5,000	6.25%, 11/15/24	A2/A+	5,592,800
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Aaa/AAA	503,955

			53,003,392

	Georgia—0.8%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,123,720
1,500	Grantor Trust Gov't, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,580,475
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,764,096

			10,468,291

	Hawaii—1.5%
19,170	Honolulu City & Cnty. Wastewater System Rev., First Board Resolution,
	4.75%, 7/1/28 (FGIC)	Aaa/NR	19,544,198

	Illinois—20.4%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,806,348
8,150	5.125%, 5/1/32	Aaa/NR	8,549,839
5,050	Chicago, GO, 5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,237,102
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,424,225
6,700	6.75%, 12/1/32	NR/NR	7,266,686
5,110	Chicago, Neighborhoods Alive 21 Project, GO, 5.00%, 1/1/33 (AMBAC)	Aaa/AAA	5,328,044
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	9,887,251
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,749,750
4,500	zero coupon, 12/1/31	Aaa/AAA	1,337,085
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	7,731,356
29,145	zero coupon, 1/1/38	Aaa/AAA	6,541,304
32,670	zero coupon, 1/1/39	Aaa/AAA	6,996,280
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,204,050
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,346,050
	Dev. Finance Auth. Retirement Housing Rev., Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,531,600
134,650	zero coupon, 7/15/25	NR/AAA	55,490,611
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.625%, 1/1/28	A2/NR	21,209,721
5,000	Illinois Health Facs. Auth., Condell Medical Center Rev.,
	5.50%, 5/15/32	Baa2/NR	5,155,650

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Metropolitan Pier & Exposition Auth. Rev. (MBIA),
$60,000	zero coupon, 12/15/30	Aaa/AAA	$19,627,200
50,000	zero coupon, 12/15/33	Aaa/AAA	14,094,000
2,460	zero coupon, 6/15/38	Aaa/AAA	550,769
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,667,445
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,407,500
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	59,312,822

			275,452,688

	Indiana—0.5%
	Brownsburg 1999 School Building Corp. Rev.,
	Ser. A (FSA) (Pre-refunded @ $100, 9/15/13) (a),
1,000	5.00%, 9/15/25	Aaa/AAA	1,084,780
2,000	5.25%, 3/15/25	Aaa/AAA	2,202,160
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	B2/B	3,392,153
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	527,885

			7,206,978

	Iowa—3.9%
46,000	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	42,803,000
8,850	Tobacco Settlement Auth. Rev.,
	5.60%, 6/1/35, Ser. B (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	9,704,025

			52,507,025

	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev., 5.625%, 9/1/32	NR/A-	3,000,088

	Kentucky—0.9%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,604,200
7,855	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	8,831,377

			11,435,577

	Louisiana—4.4%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	20,761,896
36,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	38,457,869

			59,219,765

	Maryland—0.1%
1,000	State Health & Higher Educational Fac. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,065,340

	Massachusetts—3.1%
1,300	Bay Transportation Auth. Rev., General Transportation System,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,334,047
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,524,493
7,645	5.50%, 5/1/33	Aaa/AAA	8,996,789
5,000	5.50%, 5/1/39	Aaa/AAA	5,954,500
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,312,610
	State Water Res. Auth. Rev.,
2,300	4.75%, 12/1/21, Ser. B (MBIA)	Aaa/AAA	2,348,944
12,050	4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,131,337

			41,602,720

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Michigan—2.6%
	Detroit City School Dist., GO (a),
$8,500	5.00%, 5/1/32, Ser. A (FGIC) (Pre-refunded @ $100, 5/1/13)	Aaa/AAA	$9,178,045
1,750	5.125%, 5/1/31, Ser. A (FSA) (Pre-refunded @ $100, 5/1/12)	Aaa/AAA	1,889,178
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,592,025
5,000	State Hospital Finance Auth. Rev.,
	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,234,800
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,311,215
1,925	6.00%, 4/1/22	A2/A	2,098,288

			35,303,551

	Mississippi—0.4%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB-	3,648,873
1,000	Dev. Bank Special Obligation, Projects & Equipment Acquisitions Rev.,
	5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,113,750

			4,762,623

	Missouri—0.2%
1,000	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	999,960
1,500	St. Louis Parking Facs. Rev., Downtown Parking Facility,
	6.00%, 2/1/28	NR/NR	1,521,480

			2,521,440

	Nevada—1.8%
3,400	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aaa/AAA	3,518,524
	Reno Transportation Project Rev., (AMBAC),
3,960	5.125%, 6/1/27	Aaa/AAA	4,159,109
2,000	5.125%, 6/1/32	Aaa/AAA	2,093,840
3,500	5.125%, 6/1/37	Aaa/AAA	3,658,375
7,570	5.25%, 6/1/41	Aaa/AAA	7,900,657
3,290	Truckee Meadows Water Auth. Rev., 5.125%, 7/1/30, Ser. A (FSA)	Aaa/AAA	3,443,314

			24,773,819

	New Hampshire—0.2%
3,000	Health & Education Fac. Auth. Hospital Rev., Catholic Medical Center,
	6.125%, 7/1/32	Baa1/BBB+	3,144,630

	New Jersey—2.6%
20	Camden Cnty. Improvement Auth. Rev., Cooper Health (a),
	5.875%, 2/15/15, (Pre-refunded @ $102, 2/15/07)	Baa3/BBB	20,832
40	6.00%, 2/15/27, Ser. A, (Pre-refunded @ $102, 2/15/07)	Baa3/BBB	41,711
	Economic Dev. Auth., Kapkowski Rd. Landfill Project, Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,429,760
11,405	5.75%, 4/1/31	Baa3/NR	12,403,850
	Economic Dev. Auth. Rev., Arbor Glen,
525	6.00%, 5/15/28	NR/NR	529,604
225	6.00%, 5/15/28, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	245,615

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

$3,500	State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	$3,752,140
	Tobacco Settlement Financing Corp., Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,346,063
3,095	6.125%, 6/1/42	Baa3/BBB	3,254,114
6,150	6.25%, 6/1/43	Baa3/BBB	6,689,724
2,500	6.75%, 6/1/39	Baa3/BBB	2,795,100

			35,508,513

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,054,450

	New York—2.8%
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,115,372
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,677,300
7,000	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	7,298,340
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	6,927,867
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,108,360

			38,127,239

	Ohio—0.6%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA-	7,843,725

	Oklahoma—0.5%
6,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments,
	4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	6,596,980

	Pennsylvania—2.6%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
550	9.25%, 11/15/15	Ba3/B+	657,536
1,000	9.25%, 11/15/22	Ba3/B+	1,194,120
5,700	9.25%, 11/15/30	Ba3/B+	6,782,601
	Cumberland Cnty. Auth. Retirement Community Rev.,
	Wesley Affiliated Services, Ser. A,
1,255	7.25%, 1/1/35	NR/NR	1,348,748
3,245	7.25%, 1/1/35, (Pre-refunded @ $101, 1/1/12) (a)	NR/NR	3,944,135
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,181,650
3,750	5.125%, 6/1/32	NR/A	3,876,863
3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	3,165,180
5,000	Philadelphia Auth. Industrial Dev. Lease Rev.,
	5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,260,700
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	513,300
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,640,625

			34,565,458

	Puerto Rico—0.3%
4,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	4,415,586

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Rhode Island—4.8%
$62,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$64,889,200

	South Carolina—5.9%
27,745	Greenville Cnty. School Dist. Rev., Building Equity Sooner Tomorrow,
	5.50%, 12/1/28	Aa3/AA-	30,001,223
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A-	18,924,166
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2/A	15,961,950
3,500	5.50%, 5/1/37	A2/A	3,724,350
5,000	5.75%, 11/1/28	A2/A	5,427,850
3,250	Tobacco Settlement Rev. Management Auth.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,483,415
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29, Ser. A (AMBAC),
	(Pre-refunded @ $100, 10/1/11) (a)	Aaa/NR	1,260,936

			78,783,890

	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs. Board Hospital Facs.,
	Rev., 5.25%, 10/1/30	Aa3/AA-	3,914,963

	Texas—10.7%
1,000	Arlington Independent School Dist., GO, 5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	1,035,150
4,480	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,934,093
6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan Services Corp. Rev.,
	5.375%, 1/1/32	NR/A-	6,749,600
2,700	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev.,
	6.25%, 2/1/32	Baa3/BBB-	2,897,316
5,000	Dallas Area Rapid Transit Rev., 5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,171,000
20,000	Frisco Independent School Dist., GO, zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	5,087,600
	Harris Cnty.,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	21,281,020
5,250	Health Facs. Dev. Corp. Rev., St. Luke's Episcopal Hospital,
	5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (a)	NR/AA-	5,699,190
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	25,990,250
7,500	Keller Independent School Dist., GO, 4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	7,617,525
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,403,597
6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,313,812
5,000	Quinlan Independent School Dist., GO, 5.10%, 2/15/32 (PSF-GTD)	Aaa/NR	5,218,600
14,000	State Affordable Housing Corp. Multifamily Housing Rev.,
	Amern. Hsg. Foundation, 5.40%, 9/1/22, Ser. A (MBIA)	Aaa/AAA	14,070,000
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	5,605,700
8,880	5.00%, 8/15/42	Aaa/AAA	9,146,045
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,372,493
1,650	5.25%, 8/1/35	Aa1/AA	1,742,004
8,000	Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,294,880

			143,629,875

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Virginia—0.5%
	Fredericksburg Industrial Dev. Medicorp Health System Rev., Ser. B,
$2,500	5.125%, 6/15/33	A3/NR	$2,558,425
4,000	5.25%, 6/15/27	A3/NR	4,129,200

			6,687,625

	Washington—0.4%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,173,600

	Wisconsin—0.8%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,183,984
8,550	6.125%, 6/1/27	Baa3/BBB	9,078,475
1,000	State Health & Educational Facs. Auth. Rev., Froedert & Community
	Health Oblig., 5.375%, 10/1/30	NR/AA-	1,040,070

			11,302,529

	Total Municipal Bonds & Notes (cost—$1,122,920,871)		1,228,870,697

VARIABLE RATE NOTES (b)(c)(d)—7.7%
	Alabama—0.9%
3,600	Birmingham Waterworks & Sewer Board Rev.,
	12.53%, 1/1/33, Ser. 947 (MBIA)	Aaa/NR	4,765,680
4,450	Jefferson Cnty. Sewer Rev., 12.47%, 2/1/36, Ser. 352 (FGIC)	Aaa/NR	5,729,865
1,400	Montgomery Special Care Fac., Financing Auth. Rev.,
	11.28%, 11/15/29, Ser. 435 (MBIA)	Aaa/NR	1,600,060

			12,095,605

	Colorado—0.2%
2,250	Denver City & Cnty. Airport Rev., 11.28%, 11/15/25, Ser. 425 (FSA)	Aaa/NR	2,647,350

	Florida—0.5%
1,782	Orange Cnty. School Board, CP, 11.20%, 8/1/24, Ser. 328 (MBIA)	Aaa/NR	2,170,031
3,241	State Governmental Utilities Auth. Rev.,
	11.20%, 10/1/29, Ser. 327 (AMBAC)	Aaa/NR	3,866,837
1,000	Sumter Landing Community Dev. Dist. Rev. (h),
	10.06%, 10/1/35, Ser. 1208 (MBIA)	Aaa/AAA	1,049,650

			7,086,518

	Illinois—0.7%
	Chicago, GO,
1,780	11.83%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	2,139,827
2,200	13.78%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	2,937,220
1,288	Cook Cnty., GO, 11.29%, 11/15/28, Ser. 403 (FGIC)	Aaa/NR	1,547,081
2,000	State, GO, 12.53%, 4/1/27, Ser. 783 (FSA)	Aaa/NR	2,651,500

			9,275,628

	Louisiana—0.3%
4,000	Tobacco Settlement Financing Corp. Rev., 8.85%, 5/15/39	NR/NR	4,453,440

	Massachusetts—1.9%
1,400	Boston Water & Sewer Community Rev.,
	11.28%, 11/1/28, Ser. 434 (FGIC)	Aaa/NR	1,611,750
2,900	Massachusetts Bay Transportation Auth., Special Assessment,
	10.35%, 7/1/34	Aa1/NR	3,183,910
2,200	State, GO, 12.53%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	3,157,330

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Massachusetts—(continued)
	State Turnpike Auth. Rev.,
$7,366	11.28%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	$8,063,192
3,000	11.28%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	3,283,950
5,668	11.28%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,386,649

			25,686,781

	Nevada—0.2%
2,200	State, GO, 11.16%, 5/15/28, Ser. 344 (FGIC)	Aaa/NR	2,409,242

	New York—0.3%
2,000	Liberty Dev. Corp. Rev., 12.60%, 10/1/35, Ser. 1207 (h)	Aa3/NR	3,362,100
950	New York City Municipal Water Finance Auth., Water & Sewer System
	Rev., 11.35%, 6/15/37, Ser. 1226	Aa2/NR	1,179,757

			4,541,857

	Ohio—0.1%
1,580	Hamilton Cnty. Sales Tax Rev., 11.28%, 12/1/27, Ser. 356 (MBIA)	Aaa/NR	1,824,900

	Pennsylvania—0.6%
3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree, 6.50%, 10/1/27	NR/NR	3,172,884
	Philadelphia School Dist., GO (MBIA),
1,670	9.99%, 4/1/27, Ser. 345	Aaa/NR	1,779,385
2,677	10.04%, 4/1/27, Ser. 496	NR/AAA	2,852,344

			7,804,613

	Texas—1.1%
2,460	Denton Utility System Rev., 11.91%, 12/1/29, Ser. 428 (MBIA)	Aaa/NR	2,825,187
1,100	Houston Airport System Rev., 11.12%, 7/1/25, Ser. 404 (FGIC)	Aaa/NR	1,213,410
	Houston Water & Sewer System Rev.,
2,200	11.28%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	2,789,600
3,070	12.53%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	4,150,947
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB-	2,016,940
2,005	State, GO, 10.04%, 4/1/35, Ser. 1147	NR/NR	2,174,823

			15,170,907

	Utah—0.7%
8,830	Utah Transit Auth. Rev., 10.06%, 6/15/35, Ser. 1197 (FSA)	Aaa/AAA	9,692,691

	Washington—0.2%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	9.99%, 2/1/28, Ser. 360 (FGIC)	Aaa/NR	1,975,064

	Total Variable Rate Notes (cost—$87,541,364)		104,664,596

VARIABLE RATE DEMAND NOTES (d)(e)—0.7%
	New York—0.6%
7,400	New York City, GO, 2.92%, 3/1/06	VMIG1/A-1+	7,400,000

	Utah—0.1%
1,400	Cnty. of Weber, 3.01%, 3/1/06, Ser. C	VMIG1/A-1+	1,400,000

	Total Variable Rate Demand Notes (cost—$8,800,000)		8,800,000

PIMCO Municipal Income Fund II Schedule of Investments
February 28, 2006 (unaudited)

Principal
Amount
(000)		Value*

U.S. TREASURY BILLS (f)—0.4%
$6,055	3.81%-4.36%,3/2/06-3/16/06 (cost—$6,046,159)	$6,046,159

	Total Investments before options written (cost—$1,225,308,394)—100.0%	1,348,381,452

OPTIONS WRITTEN (g)—(0.0)%
Contracts
	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
770	strike price $110, expires 5/26/06	(144,375)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,270	strike price $105, expires 5/26/06	(158,750)
770	strike price $106, expires 5/26/06	(192,500)

		(351,250)

	Total Options Written (premiums received—$710,555)	(495,625)

	Total Investments net of options written (cost—$1,224,597,839)—100.0%	$1,347,885,827

Other Investments:

(1) Futures contracts outstanding at February 28, 2006:

				Unrealized
		Notional Amount	Expiration	Appreciation
Type		(000)	Date	(Depreciation)

Long:	U.S. Treasury Notes 5 yr. Futures	$5,189	6/30/06	$ (79,514)
Short:	U.S. Treasury Bond Futures	(2,199)	3/22/06	(2,654,586)
	U.S. Treasury Bond Futures	(1,718)	6/21/06	(1,002,509)
	U.S. Treasury Notes 10 yr. Futures	(468)	6/21/06	(113,344)

				$ (3,849,953)

(2) Transactions in options written for the nine months ended February 28, 2006:

	Contracts	Premiums

Options outstanding, May 31, 2005	2,365	$2,248,095
Options written	11,277	3,308,134
Options terminated in closing transactions	(1,270)	(413,582)
Options expired	(9,562)	(4,432,092)

Options outstanding, February 28, 2006	2,810	$710,555

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(b)	144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Residual Interest Municipal Bonds ("RIBS") / Residual Interest Tax Exempt Bonds ("RITES") - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2006.
(e)	Maturity date shown is date of next put.
(f)	All or partial amount segregated as collateral for futures contracts.
(g)	Non-income producing.
(h)	Illiquid security.

Glossary:
AMBAC - insured by American Municipal Bond Assurance Corp.
CP - Certificates of Participation
FGIC - insured by Financial Guaranty Insurance Co.
FHA - insured by Federal Housing Administration
FSA - insured by Financial Security Assurance, Inc.
GO - General Obligation Bond
GNMA - insured by Government National Mortgage Association
GTD - Guaranteed
MBIA - insured by Municipal Bond Investors Assurance
NR - Not Rated
PSF - Public School Fund
TCRS - Temporary Custodian Receipts
XLCA - insured by XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 18, 2006